Segment Reporting (Details - Segment information) - USD ($)	3 Months Ended				6 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 5,447,264		$ 455,517		$ 10,049,617	$ 1,214,910
Loss from operations	(1,843,541)		(1,677,904)		(2,755,396)	(2,482,302)
Net income (loss)	(2,067,638)	$ (976,673)	(1,824,520)	$ (2,909,341)	(3,044,311)	(2,733,861)
Engineering [Member]
Segment Reporting Information [Line Items]
Revenue	1,447,780		273,052		1,463,197	860,460
Loss from operations	45,530		(425,758)		(87,270)	(179,182)
Net income (loss)	32,255		(400,793)		(113,857)	(185,462)
Health [Member]
Segment Reporting Information [Line Items]
Revenue	4,197,213		115,864		8,039,452	188,314
Loss from operations	2,083,838		(199,053)		4,367,553	(320,139)
Net income (loss)	2,071,590		(199,053)		4,343,049	(320,139)
Information Technology [Member]
Segment Reporting Information [Line Items]
Revenue	1,149,993		433,857		1,854,537	909,665
Loss from operations	162,693		(93,649)		21,860	(14,425)
Net income (loss)	161,934		(97,081)		19,621	(14,175)
Education [Member]
Segment Reporting Information [Line Items]
Revenue	178,073				457,551
Loss from operations	(82,807)				(125,587)
Net income (loss)	(82,807)				(125,587)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenue	69,270				138,540
Loss from operations	(3,007,287)		(973,919)		(5,405,048)	(1,814,527)
Net income (loss)	(3,103,594)		(833,776)		(5,595,514)	(1,561,789)
Inter Segment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue	(1,595,065)		(367,256)		(1,903,660)	(743,529)
Loss from operations	(1,045,508)		14,475		(1,526,904)	(154,029)
Net income (loss)	$ (1,147,016)		$ (293,817)		$ (1,572,022)	$ (652,296)